SUPPLEMENT DATED MARCH 1, 2001
                                       TO
                                   PROSPECTUS
                             DATED NOVEMBER 10, 2000

                     RELIASTAR VARIABLE ACCUMULATION DESIGN


                                    ISSUED BY

                          SELECT*LIFE VARIABLE ACCOUNT
                                       OF
                        RELIASTAR LIFE INSURANCE COMPANY


         Since November 10, 2000, we have lowered the monthly amount charge we deduct from the Accumulation Value of your survivorship variable universal life insurance policy. The maximum monthly amount charge we will deduct is $0.675 per $1,000 Face Amount for Joint Insureds both Issue Age 85.

Please replace Appendix C to your prospectus with the following.


                                   APPENDIX C
                              MONTHLY AMOUNT CHARGE
                            PER $1,000 OF FACE AMOUNT

         The following table provides the factors that are used in determining the Monthly Amount Charge which is deducted each Policy Month during the first 20 Policy Years (and for 20 Policy Years after any requested increase in Face Amount relative to the increased amount). For a Policy issued in New Jersey, the reduction of these charges after the first 20 Policy Years is not guaranteed and may be assessed for the duration of the Policy. The Monthly Amount Charge per $1,000 is based on the average age of the Joint Insureds on the Policy Date (or on the effective date of any requested increase in Face Amount, as appropriate).

     Average Age        Monthly Amount        Average Age        Monthly Amount
         of           Charge Per $1,000           of           Charge Per $1,000
   Joint Insureds       of Face Amount      Joint Insureds       of Face Amount
   --------------       --------------      --------------       --------------

          0                  0.083                43                  0.115
          1                  0.084                44                  0.118
          2                  0.085                45                  0.120
          3                  0.085                46                  0.124
          4                  0.085                47                  0.128
          5                  0.085                48                  0.132
          6                  0.085                49                  0.136
          7                  0.085                50                  0.140
          8                  0.085                51                  0.144
          9                  0.085                52                  0.148
         10                  0.085                53                  0.152
         11                  0.085                54                  0.156
         12                  0.085                55                  0.160
         13                  0.085                56                  0.166
         14                  0.085                57                  0.172
         15                  0.085                58                  0.178
         16                  0.085                59                  0.184
         17                  0.085                60                  0.190
         18                  0.085                61                  0.196
         19                  0.085                62                  0.202
         20                  0.085                63                  0.208
         21                  0.085                64                  0.214
         22                  0.085                65                  0.220
         23                  0.085                66                  0.235
         24                  0.085                67                  0.250
         25                  0.085                68                  0.265
         26                  0.086                69                  0.280
         27                  0.087                70                  0.295
         28                  0.088                71                  0.310
         29                  0.089                72                  0.325
         30                  0.090                73                  0.340
         31                  0.091                74                  0.355
         32                  0.092                75                  0.370
         33                  0.093                76                  0.401
         34                  0.094                77                  0.431
         35                  0.095                78                  0.462
         36                  0.098                79                  0.492
         37                  0.100                80                  0.523
         38                  0.103                81                  0.553
         39                  0.105                82                  0.584
         40                  0.108                83                  0.614
         41                  0.110                84                  0.645
         42                  0.113                85                  0.675

     Please keep this supplement with your prospectus for future reference.

                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401


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